LOANS AND BORROWINGS (Details 2) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)
B R F S A [Member]
IfrsStatementLineItems [Line Items]
Maturity	2030
B R F S A [Member] | Loan Currency [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	R$ 102,291
Outstanding notional	588,307	[1]
B R F S A [Member] | Reais [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	537,837	[2]
Outstanding notional	R$ 3,069,609	[1],[3]
B R F S A M 1ember [Member]
IfrsStatementLineItems [Line Items]
Maturity	2050
B R F S A 1 [Member] | Loan Currency 1 [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	R$ 128,810
Outstanding notional	671,190	[1]
B R F S A 1 [Member] | Reais 1 [Member]
IfrsStatementLineItems [Line Items]
Notional repurchased	676,862	[2]
Outstanding notional	R$ 3,502,068	[1],[3]

[1]	Outstanding notional after the tender offer.
[2]	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
[3]	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.22.